Cover	Jan. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Entity File Number	811-02409
Entity Registrant Name	The Mexico Fund, Inc.
Entity Central Index Key	0000065433
Entity Tax Identification Number	13-3069854
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	6700 Alexander Bell Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046
City Area Code	(614)
Local Phone Number	469-3265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MXF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false